Exhibit 99.1

World Omni Auto Receivables Trust 2011-B

Monthly Servicer Certificate

September 30, 2012

Dates Covered
Collections Period	09/01/12 - 09/30/12
Interest Accrual Period	09/17/12 - 10/14/12
30/360 Days	30
Actual/360 Days	28
Distribution Date	10/15/12

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 08/31/12	511,585,408.84	30,931
Yield Supplement Overcollateralization Amount at 08/31/12	14,045,076.43	0

Receivables Balance at 08/31/12	525,630,485.27	30,931
Principal Payments	18,601,869.42	727
Defaulted Receivables	708,942.49	45
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 09/30/12	13,350,092.66	0

Pool Balance at 09/30/12	492,969,580.70	30,159

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	747,078,780.66	40,924
Delinquent Receivables:
Past Due 31-60 days	7,297,780.02	591
Past Due 61-90 days	1,382,918.40	117
Past Due 91 + days	582,957.91	45

Total	9,263,656.33	753

Total 31+ Delinquent as % Ending Pool Balance	1.88%
Recoveries	477,751.53
Aggregate Net Losses/(Gains) – September 2012	231,190.96
Overcollateralization Target Amount	25,880,902.99
Actual Overcollateralization	25,880,902.99
Weighted Average APR	4.20%
Weighted Average APR, Yield Adjusted	5.67%
Weighted Average Remaining Term	50.36

Flow of Funds	$ Amount
Collections	20,736,811.28
Advances	8,467.59
Investment Earnings on Cash Accounts	2,646.81
Servicing Fee	(438,025.40)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00

Available Funds	20,309,900.28

Distributions of Available Funds
(1) Class A Interest	364,540.25
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	31,668.45
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders’ Principal Distributable Amount	17,638,497.17
(7) Distribution to Certificateholders	2,275,194.41
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	20,309,900.28

Servicing Fee	438,025.40
Unpaid Servicing Fee	—
Change in amount of the unpaid servicing fee from the prior period	—

Note Balances & Note Factors	$ Amount

Original Class A	685,531,000.00
Original Class B	19,193,000.00

Total Class A & B
Note Balance @ 09/17/12	484,727,174.88
Principal Paid	17,638,497.17
Note Balance @ 10/15/12	467,088,677.71

Class A-1
Note Balance @ 09/17/12	0.00
Principal Paid	0.00
Note Balance @ 10/15/12	0.00
Note Factor @ 10/15/12	0.0000000%

Class A-2
Note Balance @ 09/17/12	135,003,174.88
Principal Paid	17,638,497.17
Note Balance @ 10/15/12	117,364,677.71
Note Factor @ 10/15/12	59.5759785%

Class A-3
Note Balance @ 09/17/12	243,000,000.00
Principal Paid	0.00
Note Balance @ 10/15/12	243,000,000.00
Note Factor @ 10/15/12	100.0000000%

Class A-4
Note Balance @ 09/17/12	87,531,000.00
Principal Paid	0.00
Note Balance @ 10/15/12	87,531,000.00
Note Factor @ 10/15/12	100.0000000%

Class B
Note Balance @ 09/17/12	19,193,000.00
Principal Paid	0.00
Note Balance @ 10/15/12	19,193,000.00
Note Factor @ 10/15/12	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	396,208.70
Total Principal Paid	17,638,497.17

Total Paid	18,034,705.87

Class A-1
Coupon	0.41126%
Interest Paid	0.00
Principal Paid	0.00

Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.65000%
Interest Paid	73,126.72
Principal Paid	17,638,497.17

Total Paid to A-2 Holders	17,711,623.89

Class A-3
Coupon	0.96000%
Interest Paid	194,400.00
Principal Paid	0.00

Total Paid to A-3 Holders	194,400.00

Class A-4
Coupon	1.33000%
Interest Paid	97,013.53
Principal Paid	0.00

Total Paid to A-4 Holders	97,013.53

Class B
Coupon	1.98000%
Interest Paid	31,668.45
Principal Paid	0.00

Total Paid to B Holders	31,668.45

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.5622183
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	25.0289435

Total Distribution Amount	25.5911618

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000

Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.3712016
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	89.5355186

Total A-2 Distribution Amount	89.9067202

A-3 Interest Distribution Amount	0.8000000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000

Total A-3 Distribution Amount	0.8000000

A-4 Interest Distribution Amount	1.1083334
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000

Total A-4 Distribution Amount	1.1083334

B Interest Distribution Amount	1.6500000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000

Total B Distribution Amount	1.6500000

Noteholders’ First Priority Principal Distributable Amount	0.00
Noteholders’ Second Priority Principal Distributable Amount	0.00
Noteholders’ Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 08/31/12	84,934.57
Balance as of 09/30/12	93,402.16
Change	8,467.59

Reserve Account
Balance as of 09/17/12	1,810,700.07
Investment Earnings	222.64
Investment Earnings Paid	(222.64)
Deposit/(Withdrawal)	—
Balance as of 10/15/12	1,810,700.07
Change	—

Required Reserve Amount	1,810,700.07